INCOME TAX PROVISION	12 Months Ended
Mar. 31, 2013
INCOME TAX PROVISION [Abstract]
INCOME TAX PROVISION
Note 14 - Income Tax Provision

United States Income Tax

Stevia Corp is the parent Company which incorporated in the State of Nevada and is subjected to United States of America tax law.

Hong Kong SAR Income Tax

Stevia Asia Limited, a wholly-owned subsidiary of the Company, is registered in the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC") and is subject to HK SAR tax law.  Armco HK's statutory income tax rate is 16.5% and there were no significant differences between income reported for financial reporting purposes and income reported for income tax purposes for the year ended March 31, 2013.

Stevia Technew Limited, a majority owned subsidiary of the Company, is registered in the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC") and is subject to HK SAR tax law.  Armco HK's statutory income tax rate is 16.5% and there were no significant differences between income reported for financial reporting purposes and income reported for income tax purposes for the year ended March 31, 2013.

Deferred Tax Assets

At March 31, 2013, the Company has available for federal income tax purposes net operating loss ("NOL") carry-forwards of $3,857,505 that may be used to offset future taxable income through the fiscal year ending March 31, 2033.  No tax benefit has been reported with respect to these net operating loss carry-forwards in the accompanying financial statements since the Company believes that the realization of its net deferred tax asset of approximately $1,317,552 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by the full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards.  The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.  The valuation allowance increased approximately $521,545 and $790,007 for the fiscal year ended March 31, 2013 and for the period from April 11, 2011 (inception) through March 31, 2012, respectively.

Components of deferred tax assets are as follows:

	March 31, 2013	March 31, 2012
Net deferred tax assets - Non-current:

Expected income tax benefit from NOL carry-forwards	1,311,552	790,007

Less valuation allowance	(1,311,552)	(790,007)

Deferred tax assets, net of valuation allowance	$-	$-

Limitation on Utilization of NOLs due to Change in Control

The Company had ownership changes as defined by the Internal Revenue Code Section 382 ("Section 382"), which may subject the NOL's to annual limitations which could reduce or defer the NOL.  Section 382 imposes limitations on a corporation's ability to utilize NOLs if it experiences an "ownership change."  In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period.  In the event of an ownership change, utilization of the NOLs would be subject to an annual limitation under Section 382 determined by multiplying the value of its stock at the time of the ownership change by the applicable long-term tax-exempt rate. Any unused annual limitation may be carried over to later years.  The imposition of this limitation on its ability to use the NOLs to offset future taxable income could cause the Company to pay U.S. federal income taxes earlier than if such limitation were not in effect and could cause such NOLs to expire unused, reducing or eliminating the benefit of such NOLs.

Income Tax Provision in the Consolidated Statement of Operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%